Related Party Transactions And Balances - Schedule of Transactions with Major Related Parties (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Cost of revenue	¥ 84,762	$ 11,681	¥ 91,191	¥ 113,884
Interest income	5,905	$ 814	12,719	17,389
Tencent Group | Technology Service
Related Party Transaction [Line Items]
Revenues	244		185	0
Tencent Group | Cloud Technology Services
Related Party Transaction [Line Items]
Cost of revenue	13,963		17,111	20,363
Tencent Group | Processing Fees
Related Party Transaction [Line Items]
Cost of revenue	410		1,044	1,984
Jiangxi Chengqianqihou
Related Party Transaction [Line Items]
Interest income	404		0	0
Related Party
Related Party Transaction [Line Items]
Revenues	244		185	0
Cost of revenue	14,373		18,155	22,347
Interest income	¥ 404		¥ 0	¥ 0